Employee benefits (Tables)	12 Months Ended
Mar. 31, 2018
Parent Company Gratuity plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2018		2017
Present value of funded obligations	Rs.	2,007	Rs.	1,840
Fair value of plan assets		(1,958)		(1,687)
Net defined benefit liability recognized	Rs.	49	Rs.	153

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as at March 31, 2018 were as follows:

Expected contribution	Amount
During the year ended March 31, 2019 (estimated)	Rs.	49

Expected future benefit payments
March 31, 2019		244
March 31, 2020		219
March 31, 2021		212
March 31, 2022		208
March 31, 2023		208
Thereafter		2,951

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2018
Defined benefit obligation without effect of projected salary growth	Rs.	1,167
Add: Effect of salary growth		840
Defined benefit obligation with projected salary growth		2,007
Defined benefit obligation, using discount rate minus 50 basis points		2,082
Defined benefit obligation, using discount rate plus 50 basis points		1,936
Defined benefit obligation, using salary growth rate plus 50 basis points		2,081
Defined benefit obligation, using salary growth rate minus 50 basis points		1,937

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2018		2017
Defined benefit obligations at the beginning of the year	Rs.	1,840	Rs.	1,540
Current service cost		252		221
Interest on defined obligations		125		114
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(121)		30
Actuarial loss/(gain) due to demographic assumptions		11		(12)
Actuarial loss/(gain) due to experience changes		62		62
Benefits paid		(162)		(115)
Defined benefit obligations at the end of the year	Rs.	2,007	Rs.	1,840

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2018		2017
Fair value of plan assets at the beginning of the year	Rs.	1,687	Rs.	1,303
Employer contributions		313		348
Interest on plan assets		121		99
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(1)		52
Benefits paid		(162)		(115)
Plan assets at the end of the year	Rs.	1,958	Rs.	1,687

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2018	2017	2016
Discount rate	7.75%	7.20%	7.80%
Rate of compensation increase	7% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]
The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2018	2017	2016
Discount rate	7.20%	7.80%	8.00%
Rate of compensation increase	7% per annum for the first year and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter	10% per annum for the first 2 years and 9% per annum thereafter

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets: The Gratuity Plan’s weighted-average asset allocation as of March 31, 2018 and 2017, by asset category, was as follows:

	As of March 31,
	2018	2017
Funds managed by insurers	99%	99%
Others	1%	1%

Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2018, 2017 and 2016 consist of the following:

	For the Year Ended March 31,
	2018		2017		2016
Current service cost	Rs.	252	Rs.	221	Rs.	177
Interest on net defined benefit liability/(asset)		6		14		2
Gratuity cost recognized in income statement	Rs.	258	Rs.	235	Rs.	179

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Disclosure of Expected future Cash Flows in respect of Pension Plans [Table Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as at March 31, 2018 were as follows:

Expected contribution	Amount
During the year ended March 31, 2019 (estimated)	Rs.	36

Expected future benefit payments
March 31, 2019		3
March 31, 2020		6
March 31, 2021		8
March 31, 2022		11
March 31, 2023		13
Thereafter		607

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligation and plan assets are provided below:

	As of March 31,
	2018		2017
Present value of funded obligations	Rs.	243	Rs.	218
Fair value of plan assets		(66)		(60)
Net defined benefit liability recognized	Rs.	177	Rs.	158

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2018
Defined benefit obligation without effect of projected salary growth	Rs.	160
Plus effect of salary growth		83
Defined benefit obligation with projected salary growth		243
Defined benefit obligation, using discount rate minus 50 basis points		254
Defined benefit obligation, using discount rate plus 50 basis points		232
Defined benefit obligation, using salary growth rate plus 50 basis points		255
Defined benefit obligation, using salary growth rate minus 50 basis points		231

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2018		2017
Defined benefit obligations at the beginning of the year	Rs.	218	Rs.	249
Current service cost		12		13
Interest on defined obligations		19		17
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(6)		(24)
Actuarial loss/(gain) due to experience changes		0		7
Benefits paid		(8)		(19)
Foreign exchange differences		8		(25)
Defined benefit obligations at the end of the year	Rs.	243	Rs.	218

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2018		2017
Fair value of plan assets at the beginning of the year	Rs.	60	Rs.	61
Employer contributions		8		19
Interest on plan assets		7		6
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(3)		(0)
Benefits paid		(8)		(19)
Foreign exchange differences		2		(7)
Plan assets at the end of the year	Rs.	66	Rs.	60

Disclosure of assumptions used to determine benefit obligations [Table Text Block]
Assumptions used to determine defined benefit obligations:	For the Year Ended March 31,
	2018	2017	2016
Discount rate	9.00%	8.75%	7.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of assumptions used to determine the defined benefit cost [Table Text Block]	Assumptions used to determine defined benefit cost:
	For the Year Ended March 31,
	2018	2017	2016
Discount rate	8.75%	7.75%	7.50%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Plan assets: The Falcon pension plan’s weighted-average asset allocation at March 31, 2018 and 2017, by asset category is as follows:

	As of March 31,
	2018	2017
Corporate bonds	51%	51%
Others	49%	49%

Pension Cost Recognised in Income Statement [Table Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2018, 2017 and 2016 consist of the following:

	For the Year Ended March 31,
	2018		2017		2016
Current service cost	Rs.	12	Rs.	13	Rs.	14
Interest on net defined benefit liability/(asset)		13		12		11
Total cost recognized in income statement	Rs.	25	Rs.	25	Rs.	25